Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income
Consolidated profit for the year	€ 648,644	€ 594,406	€ 661,314
Items for reclassification to profit or loss
Translation differences	33,256	268,557	(532,389)
Available for sale financial Assets			10,145
Equity accounted investees / Translation differences	(4,360)	(9,270)	(27,134)
Other	(349)	102	(14)
Other comprehensive income / (expense) for the year	28,547	259,389	(549,392)
Total comprehensive income for the year	677,191	853,795	111,922
Total comprehensive income attributable to the Parent	641,772	856,598	113,441
Total comprehensive expense attributable to the non-controlling interests	€ 35,419	€ (2,803)	€ (1,519)